Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consisted of the following at December 31 (in thousands):

	2011	2012
Term loan	$1,433	$—
Revolving line of credit	3,300	3,300
Equipment line of credit	158	70
Subordinated loan	—	10,000
Debt discount	(65)	(2,398)
Total debt	4,826	10,972
Current portion of long-term debt	4,821	3,370
Debt, net of current portion	$5	$7,602